Components of Company's Deferred Tax Assets (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets
Net operating loss carry forwards	$ 784,300
Organization costs	269,500	2,800
Compensation	3,082,400
Total deferred tax assets	4,136,200	2,800
Deferred tax liabilities-depreciation	(84,900)
Total deferred tax assets	4,051,300
Valuation allowance	(4,051,300)	(2,800)
Net deferred tax assets
Federal
Deferred tax assets
Net operating loss carry forwards	681,100
Organization costs	230,000	2,400
Compensation	2,631,000
Total deferred tax assets	3,542,100	2,400
Deferred tax liabilities-depreciation	(84,100)
Total deferred tax assets	3,458,000
Valuation allowance	(3,458,000)	(2,400)
Net deferred tax assets
State
Deferred tax assets
Net operating loss carry forwards	103,200
Organization costs	39,500	400
Compensation	451,400
Total deferred tax assets	594,100	400
Deferred tax liabilities-depreciation	(800)
Total deferred tax assets	593,300
Valuation allowance	(593,300)	(400)
Net deferred tax assets